Average Annual Total Returns{- Fidelity Diversified International K6 Fund} - 10.31 Fidelity Diversified International K6 Fund PRO-04 - Fidelity Diversified International K6 Fund	Fidelity Diversified International K6 Fund Return Before Taxes Past 1 year	Fidelity Diversified International K6 Fund Return Before Taxes Since Inception		MS001 Past 1 year	MS001 Since Inception
Total	29.75%	7.09%	[1]	22.29%	5.82%	[1]

[1]	(a)From May 25, 2017